CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 397	$ 419
Accounts receivable from oil and gas sales	58	67
Current portion note receivable	47	36
Total current assets	502	522
Oil and natural gas properties (full cost accounting method)
Proved developed and undeveloped oil and gas properties, net of depletion	2,669	2,721
Property and equipment, net of depreciation
Land, buildings and equipment - oil and gas operations	647	661
Note receivable	278	301
Total assets	4,096	4,205
Current liabilities
Accounts payable - trade (including $433 and $412due to related parties in 2018 and 2017)	464	446
Accrued expenses	58	29
Current portion of long term debt	68	81
Total current liabilities	590	556
Long-term debt
Notes payable less current portion	234	243
Asset retirement obligation	2,770	2,770
Total liabilities	3,594	3,569
Stockholders' equity
Preferred stock, Series B	1	1
Common stock, $.01 par value; authorized, 100,000,000 shares; issued and outstanding, 2,036,935 shares at March 31, 2018 and December 31, 2017	21	21
Additional paid-in capital	59,000	59,000
Accumulated deficit	(58,520)	(58,386)
Total Stockholder's equity	502	636
Total liabilities & stockholders' equity	$ 4,096	$ 4,205